Seward & Kissel llp ONE BATTERY PARK PLAZA NEW YORK, NEW YORK 10004

Robert E. Lustrin Partner (212) 574-1420 lustrin@sewkis.com	TELEPHONE: (212) 574-1200 FACSIMILE: (212) 480-8421 WWW.SEWKIS.COM	901 K STREET, NW WASHINGTON, D.C. 20001 TELEPHONE: (202) 737-8833 FACSIMILE: (202) 737-5184

                                        May 23, 2013

Draft Registration Statement
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Re:  Ardmore Shipping Corporation

Ladies and Gentlemen:

On behalf of Ardmore Shipping Corporation, a Marshall Islands corporation (the "Company"), we submit herewith the Company's draft Registration Statement on Form F-1 (the "Draft Registration Statement"). This letter and the Draft Registration Statement are being provided to the Staff for non-public, confidential review prior to public filing via EDGAR in accordance with Title I of the Jump Start Our Business Startups (JOBS) Act. The Company predecessor's total operating revenues for the year ended December 31, 2012 amounted to $25.2 million as disclosed on page F-7 of the Draft Registration Statement. Accordingly, the Company qualifies as an "emerging growth company" as defined under the JOBS Act.

The Draft Registration Statement relates to the initial public offering ("IPO") of the Company's common shares in the United States.  The Company expects to use the net proceeds from the IPO to pursue vessel acquisitions consistent with its strategy as described in the Draft Registration Statement.

By way of background, the Company was incorporated under the laws of the Republic of the Marshall Islands on May 14, 2013 in order to take over the assets of Ardmore Shipping LLC, a Marshall Islands limited liability company (the Predecessor) prior to the IPO. The purpose of this is to effectively replace an LLC with a "C" corporation. Ardmore Shipping LLC was formed in 2010 to own and operate a fleet of modern product and chemical tanker vessels.

The Company will provide seaborne transportation of petroleum products and chemicals worldwide to oil majors, national oil companies, oil and chemical traders, and chemical companies, with its fleet of mid-size product and chemical tankers. The Company will own a fleet of 16 vessels, consisting of eight operating and eight vessels that are on order, which it refers to in the Draft Registration Statement as its Existing Fleet.  The Company's Existing Fleet consists of five medium-range product tankers, or MR product tankers, and three chemical tankers currently employed under time charter or pooling arrangements and firm orders for an additional six MR product tankers and two chemical tankers with deliveries scheduled to begin in January 2014. Additionally, following the completion of the offering the Company intends to confirm options on four additional vessels and acquire two other vessels secondhand, which it refers to in the Draft Registration Statement as the Expansion Fleet.  After giving effect to the purchase of its Expansion Fleet, the Company will have a total fleet of 22 vessels.

Both the Company and Ardmore Shipping LLC are wholly-owned subsidiaries of GA Holdings LLC, or the Parent. The Company intends to become party to an agreement between the Company and the Parent whereby prior to the IPO the Company will issue to the Parent a certain number of shares of the Company's outstanding common stock in exchange for all issued and outstanding equity interests in Ardmore Shipping LLC.  The purpose of this exchange is for the Company to own the Existing Fleet and facilitate the IPO as described above.

The disclosure in the Draft Registration Statement, in major part, gives effect to this change to the holding structure of the Ardmore group of companies.  The Draft Registration includes the opening balance sheet of the Company and the consolidated financial statements of Ardmore Shipping LLC, as predecessor to the Company. Upon the effectuation of the above-described exchange,  Ardmore Shipping LLC will become a subsidiary of the Company and the financial statements of Ardmore Shipping LLC and its subsidiaries will be consolidated by the Company.

Securities and Exchange Commission
May 23, 2013

The Company intends to file publicly via EDGAR its Registation Statement on Form F-1 at least 21 days prior to the commencement of the road show for the IPO.

The Company is in the process of preparing its exhibits to the Draft Registration Statement at this time and will submit exhibits in a subsequent submission following receipt of the Staff's comments.

If you have any questions or comments concerning the enclosed, please feel free to telephone the undersigned at (212) 574-1420.

Very truly yours, SEWARD & KISSEL LLP By: /s/ Robert E. Lustrin Robert E. Lustrin